UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Treasury Portfolio

Capital Shares: ICGXX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	585,599,970
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	53,180
Weighted Average Maturity	20 days
7-Day Current Yield	3.98%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2025. The 7-Day Current Yield would have been 3.82% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Repurchase Agreements	48%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

ICT-CAP-TSRS

R-102972-2 (11/25)

DWS Treasury Portfolio

DWS U.S. Treasury Money Fund Class S: IUSXX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS U.S. Treasury Money Fund Class S	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	585,599,970
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	53,180
Weighted Average Maturity	20 days
7-Day Current Yield	3.91%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2025. The 7-Day Current Yield would have been 3.86% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Repurchase Agreements	48%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DUSTMF-TSRS

R-102972-2 (11/25)

DWS Treasury Portfolio

Institutional Shares: ICTXX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	585,599,970
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	53,180
Weighted Average Maturity	20 days
7-Day Current Yield	3.97%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2025. The 7-Day Current Yield would have been 3.86% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Repurchase Agreements	48%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

ICT-TSRS

R-102972-2 (11/25)

DWS Treasury Portfolio

Investment Class Shares: ITVXX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class Shares	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	585,599,970
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	53,180
Weighted Average Maturity	20 days
7-Day Current Yield	3.65%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2025. The 7-Day Current Yield would have been 3.60% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Repurchase Agreements	48%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

ICTTF-TSRS

R-102972-2 (11/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2025
Semiannual Financial Statements and Other Information
Investors Cash Trust
DWS Treasury Portfolio

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
14	Notes to Financial Statements
23	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Treasury Portfolio

Investment Portfolioas of September 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 51.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
3.756% (a), 3/26/2026	7,500,000	7,364,150
3.863% (a), 1/20/2026	7,000,000	6,917,757
3.985% (a), 12/11/2025	20,000,000	19,844,964
4.004% (a), 1/2/2026	15,000,000	14,846,957
4.035% (a), 3/19/2026	3,000,000	2,943,948
4.056% (a), 1/22/2026	3,000,000	2,962,333
4.056% (a), 2/19/2026	3,000,000	2,953,000
4.089% (a), 10/30/2025	5,250,000	5,232,946
4.107% (a), 10/2/2025	2,750,000	2,749,691
4.109% (a), 10/16/2025	7,000,000	6,988,179
4.118% (a), 10/21/2025	12,000,000	11,972,923
4.152% (a), 11/4/2025	27,500,000	27,393,644
4.154% (a), 11/6/2025	7,000,000	6,971,317
4.157% (a), 10/30/2025	1,750,000	1,744,219
4.185% (a), 1/29/2026	7,000,000	6,903,692
4.193% (a), 1/22/2026	4,000,000	3,948,070
4.194% (a), 10/28/2025	15,000,000	14,953,459
4.198% (a), 10/14/2025	30,500,000	30,454,402
4.236% (a), 11/4/2025	5,500,000	5,478,300
4.25% (a), 10/14/2025	12,500,000	12,481,078
4.28% (a), 10/2/2025	4,000,000	3,999,531
4.283% (a), 10/16/2025	2,000,000	1,996,480
4.284% (a), 11/12/2025	7,000,000	6,965,496
4.285% (a), 11/25/2025	7,000,000	6,954,805
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.17%, 4.068% (b), 10/31/2025	55,000,000	55,002,597
3 mo. Treasury money market yield + 0.245%, 4.143% (b), 1/31/2026	30,000,000	30,018,979
Total Government & Agency Obligations (Cost $300,042,917)		300,042,917
Repurchase Agreements 47.6%
Barclays Bank PLC, 4.2%, dated 9/30/2025, to be repurchased at $25,002,917 on 10/1/2025 (c)	25,000,000	25,000,000
Citigroup Global Markets, Inc., 4.2%, dated 9/30/2025, to be repurchased at $17,001,983 on 10/1/2025 (d)	17,000,000	17,000,000
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio	|	3

	Principal Amount ($)	Value ($)
Fixed Income Clearing Corp., 4.2%, dated 9/30/2025, to be repurchased at $75,008,750 on 10/1/2025 (e)	75,000,000	75,000,000
JPMorgan Securities, Inc., 4.2%, dated 9/30/2025, to be repurchased at $74,008,633 on 10/1/2025 (f)	74,000,000	74,000,000
Royal Bank of Canada, 4.2%, dated 9/30/2025, to be repurchased at $55,006,417 on 10/1/2025 (g)	55,000,000	55,000,000
Wells Fargo Bank, 4.2%, dated 9/30/2025, to be repurchased at $32,903,838 on 10/1/2025 (h)	32,900,000	32,900,000
Total Repurchase Agreements (Cost $278,900,000)		278,900,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $578,942,917)	98.9	578,942,917
Other Assets and Liabilities, Net	1.1	6,657,053
Net Assets	100.0	585,599,970

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of September 30, 2025.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
600	U.S. Treasury Bills	Zero Coupon	10/28/2025	598
100	U.S. Treasury Bonds	3.625	2/15/2053	83
400	U.S. Treasury Notes	2.125–4.25	5/31/2026–3/31/2031	406
23,314,142	U.S. Treasury Strips	Zero Coupon	2/15/2027–8/15/2042	22,186,858
2,952,000	U.S. Treasury Inflation Index Notes	0.125–1.875	4/15/2026–7/15/2034	3,312,079
Total Collateral Value				25,500,024

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,875,200	U.S. Treasury Notes	1.75–4.125	10/31/2029–11/30/2029	17,339,966
100	U.S. Treasury Inflation Index Notes	1.625	10/15/2029	105
Total Collateral Value				17,340,071
The accompanying notes are an integral part of the financial statements.

4	|	DWS Treasury Portfolio

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
74,589,500	U.S. Treasury Notes	4.0	5/31/2030	76,500,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
80,967,200	U.S. Treasury Notes	1.125	8/31/2028	75,480,079

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bills	Zero Coupon	12/18/2025	99
1,000	U.S. Treasury Bonds	2.25	8/15/2049	642
13,761,300	U.S. Treasury Notes	0.625–4.25	1/31/2027–2/28/2031	14,026,218
41,405,500	U.S. Treasury Strips	Zero Coupon	2/15/2046–8/15/2050	14,912,276
26,521,700	U.S. Treasury Inflation Index Bonds	0.75–1.375	2/15/2044–2/15/2045	27,166,112
1,000	U.S. Treasury Inflation Index Notes	0.125	7/15/2030	1,198
Total Collateral Value				56,106,545

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,708,241	U.S. Treasury Bonds	3.0–4.625	2/15/2043–2/15/2049	3,752,730
12,050,386	U.S. Treasury Notes	0.5–4.5	3/31/2026–11/15/2033	12,173,695
16,462,543	U.S. Treasury Inflation Index Notes	0.125–2.125	7/15/2026–7/15/2035	17,631,579
Total Collateral Value				33,558,004

STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio	|	5

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$300,042,917	$—	$300,042,917
Repurchase Agreements	—	278,900,000	—	278,900,000
Total	$—	$578,942,917	$—	$578,942,917

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Treasury Portfolio

Statement of Assets and Liabilities
as of September 30, 2025 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$300,042,917
Repurchase agreements, valued at amortized cost	278,900,000
Cash	69,672
Receivable for Fund shares sold	7,754,318
Interest receivable	660,474
Other assets	53,344
Total assets	587,480,725
Liabilities
Payable for Fund shares redeemed	278,926
Distributions payable	1,331,831
Accrued Trustees' fees	5,202
Other accrued expenses and payables	264,796
Total liabilities	1,880,755
Net assets, at value	$585,599,970
Net Assets Consist of
Distributable earnings (loss)	(74,536)
Paid-in capital	585,674,506
Net assets, at value	$585,599,970
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($47,954 ÷ 47,956 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($232,839,429 ÷ 232,847,078 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Investment Class Shares
Net Asset Value, offering and redemption price per share ($232,743,032 ÷ 232,750,891 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS U.S. Treasury Money Fund Class S
Net Asset Value, offering and redemption price per share ($119,969,555 ÷ 119,973,585 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio	|	7

Statement of Operations
for the six months ended September 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$13,671,446
Expenses:
Management fee	157,150
Administration fee	304,872
Services to shareholders	177,099
Distribution and service fees	427,628
Custodian fee	6,222
Professional fees	38,987
Reports to shareholders	26,533
Registration fees	42,334
Trustees' fees and expenses	9,821
Other	42,727
Total expenses before expense reductions	1,233,373
Expense reductions	(228,035)
Total expenses after expense reductions	1,005,338
Net investment income	12,666,108
Net realized gain (loss) from investments	19,323
Net increase (decrease) in net assets resulting from operations	$12,685,431
The accompanying notes are an integral part of the financial statements.

8	|	DWS Treasury Portfolio

Statements of Changes in Net Assets
	Six Months Ended September 30, 2025	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$12,666,108	$29,079,884
Net realized gain (loss)	19,323	19,149
Net increase (decrease) in net assets resulting from operations	12,685,431	29,099,033
Distributions to shareholders:
Capital Shares	(987)	(2,175)
Institutional Shares	(5,966,465)	(14,495,157)
Investment Class Shares	(4,239,618)	(9,417,514)
DWS U.S. Treasury Money Fund Class S	(2,459,006)	(5,165,038)
Total distributions	(12,666,076)	(29,079,884)
Fund share transactions:
Proceeds from shares sold	1,127,494,546	2,095,062,950
Reinvestment of distributions	4,832,472	10,877,776
Payments for shares redeemed	(1,252,141,001)	(2,007,822,491)
Net increase (decrease) in net assets from Fund share transactions	(119,813,983)	98,118,235
Increase (decrease) in net assets	(119,794,628)	98,137,384
Net assets at beginning of period	705,394,598	607,257,214
Net assets at end of period	$585,599,970	$705,394,598

The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio	|	9

Financial Highlights
DWS Treasury Portfolio — Capital Shares
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.021	.048	.051	.026	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	(.000 )*	.000 *	(.000 )*	.000 *
Total from investment operations	.021	.048	.051	.026	.000 *	.000 *
Less distributions from:
Net investment income	(.021 )	(.048 )	(.051 )	(.026 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.10 **	4.86	5.21	2.60	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.05	.05	.04	.04	.04	.04
Ratio of expenses before expense reductions (%)	.33 ***	.33	.33	.33	.30	.29
Ratio of expenses after expense reductions (%)	.20 ***	.20	.20	.20	.06	.11
Ratio of net investment income (%)	4.15 ***	4.75	5.09	2.58	.02	.02

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

10	|	DWS Treasury Portfolio

DWS Treasury Portfolio — Institutional Shares
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.021	.048	.051	.026	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	(.000 )*	.000 *	(.000 )*	.000 *
Total from investment operations	.021	.048	.051	.026	.000 *	.000 *
Less distributions from:
Net investment income	(.021 )	(.048 )	(.051 )	(.026 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.10 **	4.89	5.25	2.65	.03	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	233	386	273	250	525	1,400
Ratio of expenses before expense reductions (%)	.29 ***	.30	.28	.30	.25	.27
Ratio of expenses after expense reductions (%)	.17 b***	.17 [b]	.16	.15	.05	.08
Ratio of net investment income (%)	4.18 ***	4.81	5.13	2.35	.02	.04

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .08% and .08% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
September 30, 2025 and March 31, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio	|	11

DWS Treasury Portfolio — Investment Class Shares
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.019	.044	.048	.023	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	(.000 )*	.000 *	(.000 )*	.000 *
Total from investment operations	.019	.044	.048	.023	.000 *	.000 *
Less distributions from:
Net investment income	(.019 )	(.044 )	(.048 )	(.023 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.93 **	4.49	4.86	2.27	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	233	205	226	217	225	214
Ratio of expenses before expense reductions (%)	.57 ***	.59	.60	.61	.58	.63
Ratio of expenses after expense reductions (%)	.54 ***	.56 [b]	.53	.52	.08	.10
Ratio of net investment income (%)	3.81 ***	4.40	4.76	2.20	.01	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS Treasury Portfolio

DWS Treasury Portfolio — DWS U.S. Treasury Money Fund Class S
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.021	.047	.051	.025	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	(.000 )*	.000 *	(.000 )*	.000 *
Total from investment operations	.021	.047	.051	.025	.000 *	.000 *
Less distributions from:
Net investment income	(.021 )	(.047 )	(.051 )	(.025 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.07 **	4.79	5.17	2.54	.02	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	115	108	105	95	106
Ratio of expenses before expense reductions (%)	.30 ***	.30	.30	.32	.30	.31
Ratio of expenses after expense reductions (%)	.26 b***	.27 [b]	.23	.26	.07	.12
Ratio of net investment income (%)	4.09 ***	4.68	5.06	2.53	.02	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .04% and .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
September 30, 2025 and March 31, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Treasury Portfolio	|	13

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Treasury Portfolio (the “Fund” ) is a diversified series of Investors Cash Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio

14	|	DWS Treasury Portfolio

managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to

DWS Treasury Portfolio	|	15

repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of September 30, 2025, the Fund held repurchase agreements with a gross value of $278,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2025, the Fund had net tax basis capital loss carryforwards of $91,471 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At September 30, 2025, the Fund had an aggregate cost of investments for federal income tax purposes of $578,942,917.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from

16	|	DWS Treasury Portfolio

investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.05%.
For the period from April 1, 2025 through September 30, 2026, the Advisor contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
Capital Shares	.20%
Institutional Shares	.25%
For the period from April 1, 2025 through September 30, 2025, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.17%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
The Advisor agreed to voluntarily waive expenses of the Investment Class Shares and of the DWS U.S. Treasury Money Fund Class S. This voluntary waiver may be changed or terminated at any time without notice.

DWS Treasury Portfolio	|	17

For the six months ended September 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$31
Institutional Shares	173,309
Investment Class Shares	32,587
DWS U.S. Treasury Money Fund Class S	22,108
$228,035
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2025, the Administration Fee was $304,872, of which $53,872 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2025
Capital Shares	$30	$5
Institutional Shares	44,220	19,074
Investment Class Shares	42,181	19,795
DWS U.S. Treasury Money Fund Class S	32,756	10,562
	$119,187	$49,436
In addition, for the six months ended September 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services

18	|	DWS Treasury Portfolio

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Institutional Shares	$10,384
Investment Class Shares	12,726
DWS U.S. Treasury Money Fund Class S	22,589
$45,699
Distribution and Service Fees. Under the Fund’s Investment Class Shares 12b-1 Plan, DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.25% of the average daily net assets of Investment Class Shares. For the six months ended September 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2025
Investment Class Shares	$278,272	$48,441
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) at an annual rate of 0.05% of the average daily net assets for the Institutional Shares and 0.07% of the average daily net assets for the Investment Class Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended September 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2025	Annualized Rate
Institutional Shares	$71,440	$13,165.05%
Investment Class Shares	77,916	13,563.07%
	$149,356	$26,728
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $863, of which $235 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Treasury Portfolio	|	19

C.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At September 30, 2025, there was one shareholder account that held approximately 31% of the outstanding shares of the Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	790,150,590	$790,150,590	1,624,806,961	$1,624,806,961
Investment Class Shares	308,683,302	308,683,302	428,320,006	428,320,006
DWS U.S. Treasury Money Fund Class S	28,657,414	28,657,414	41,933,863	41,933,863
Account maintenance fees	—	3,240	—	2,120
		$1,127,494,546		$2,095,062,950

20	|	DWS Treasury Portfolio

	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Capital Shares	987	$987	2,175	$2,175
Institutional Shares	1,155,805	1,155,805	3,697,799	3,697,799
Investment Class Shares	1,265,807	1,265,807	2,116,869	2,116,869
DWS U.S. Treasury Money Fund Class S	2,409,873	2,409,873	5,060,933	5,060,933
		$4,832,472		$10,877,776
Shares redeemed
Institutional Shares	(944,215,815)	$(944,215,815)	(1,515,995,326)	$(1,515,995,326)
Investment Class Shares	(281,886,376)	(281,886,376)	(451,624,676)	(451,624,676)
DWS U.S. Treasury Money Fund Class S	(26,038,810)	(26,038,810)	(40,202,489)	(40,202,489)
		$(1,252,141,001)		$(2,007,822,491)
Net increase (decrease)
Capital Shares	987	$987	2,175	$2,175
Institutional Shares	(152,909,420)	(152,909,420)	112,509,434	112,509,434
Investment Class Shares	28,062,733	28,062,733	(21,187,801)	(21,187,801)
DWS U.S. Treasury Money Fund Class S	5,028,477	5,028,477	6,792,307	6,792,307
Account maintenance fees	—	3,240	—	2,120
		$(119,813,983)		$98,118,235
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any

DWS Treasury Portfolio	|	21

decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

22	|	DWS Treasury Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Treasury Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Treasury Portfolio	|	23

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge

24	|	DWS Treasury Portfolio

expense universe (less any applicable 12b-1 fees) for Capital Shares (4th quartile), Institutional Shares (4th quartile), Investment Class Shares (4th quartile) and DWS U.S. Treasury Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule

DWS Treasury Portfolio	|	25

represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
ICT-BFE2025

26	|	DWS Treasury Portfolio

ICT-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/28/2025